DERIVATIVE WARRANT LIABILITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
DERIVATIVE WARRANT LIABILITY (Tables) [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The underlying assumptions used in the binomial model to determine the fair value of the derivative warrant liability were:

	Three months ended
	September 30, 2017	June 30, 2017	March 31, 2017
Stock price on valuation date	$1.43	$1.37 – 2.20	$2.21 – 3.25
Risk-free interest rate	1.5%	1.3 – 1.4%	1.3 – 1.5%
Expected dividend yield	–	–	–
Expected term (in years)	2.0	2.2 – 2.5	2.5 – 2.7
Expected volatility	128%	131 – 134%	146 – 153%
Number of iterations	5	5	5

The underlying assumptions used in the binomial model to determine the fair value of the derivative warrant liability were:

	September 21, 2016	December 31, 2016
Current stock price	$1.20	$3.20
Risk-free interest rate	0.92%	1.50%
Expected dividend yield	–	–
Expected term (in years)	3.0	2.7
Expected volatility	146%	153%
Number of iterations	5	5

	May 1, 2015	May 4, 2015	December 31, 2014
Current stock price	$3.75	$3.50	$5.02
Risk-free interest rate	0.60%	0.60%	0.60%
Expected dividend yield	–	–	–
Expected term (in years)	1.8	1.8	3.0
Expected volatility	133%	133%	129%
Early exercise factor	1.33	1.33	1.33

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
The initial fair value of the derivative warrant liability was recorded as follows:

Extinguishment of debt	$1,715,000
Interest expense	5,189,000
Debt discount	2,450,000
Initial fair value of warrants issued	$9,354,000

Derivative Instruments, Gain (Loss) [Table Text Block]
Changes in the derivative warrant liability were as follows:

December 31, 2016	$23,120,000
Decrease in fair value	(10,580,000)
Reclassification to additional paid-in capital upon exercise of warrants	(7,301,000)
September 30, 2017	$5,239,000

12% Warrants [Member]
DERIVATIVE WARRANT LIABILITY (Tables) [Line Items]
Derivative Instruments, Gain (Loss) [Table Text Block]
Changes in the derivative warrant liability were as follows:

January 1, 2016	$–
Initial fair value of warrants issued	9,354,000
Increase in fair value	17,284,000
Reclassification to additional paid-in capital upon exercise of warrants	(3,518,000)
December 31, 2016	$23,120,000

Series C Warrants [Member]
DERIVATIVE WARRANT LIABILITY (Tables) [Line Items]
Derivative Instruments, Gain (Loss) [Table Text Block]
Changes in the derivative warrant liability and cumulative expense were as follows:

	Liability	Cumulative Expense (Gain)
December 31, 2014	$3,893,904	$3,393,904
Increase in the fair value of warrant liability	14,010	14,010
Reclassification to additional paid-in capital upon exercise of warrants	(3,683,270)	–
Gain on settlement of derivative	(224,644)	(224,644)
December 31, 2015	$–	$3,183,270